Other Income and Expense (Tables)	12 Months Ended
Dec. 31, 2010
Other Income Expense Tables Abstract
Components Of Other Income Table
	Years Ended December 31,
	2010	2009	2008

	(in millions)
Gain on extinguishment of tax and other liabilities	$65	$168	$199
Tax credit settlement	-	129	-
Performance incentive fee	-	80	-
Insurance proceeds	-	-	40
Gain on sale of assets	12	14	34
Other	27	69	99
Total other income	$104	$460	$372

Components Of Other Expense Table
	Years Ended December 31,
	2010	2009	2008

	(in millions)
Loss on sale and disposal of assets	$84	$36	$34
Gener gas settlement	72	-	-
Loss on extinguishment of debt	37	-	70
AES Wind transaction costs	22	-	-
Other	23	70	57
Total other expense	$238	$106	$161